UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 67,849	$ 103,072
Restricted cash	420,971	379,293
Inventories	164,411	188,582
Total current assets	1,053,621	1,042,938
Non-current assets
Restricted cash	2,728	2,572
Securities pledged to an investor	320,734	315,796
Loan receivable from a related party	$ 302,632	$ 269,539
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Property, equipment and software, net	$ 243,265	$ 316,447
Intangible assets	116,485	116,500
Equity method investments	12,126	7,499
Operating lease right-of-use assets	126,648	144,029
Total non-current assets	1,198,483	1,242,725
Total assets	2,252,104	2,285,663
Current liabilities
Short-term borrowings	1,023,684	802,519
Share buyback forward liabilities	49,575	117,059
Total current liabilities	2,235,488	2,467,397
Non-current liabilities
Warrant Liabilities	1,618	3,340
Exchangeable notes	125,853	102,999
Deferred income	295,114	293,923
Total non-current liabilities	1,119,178	678,492
Total liabilities	3,354,666	3,145,889
Commitments and contingencies (note 24)
SHAREHOLDERS' DEFICIT
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 694,185,038 and 694,134,038 shares issued as of June 30, 2025 and December 31, 2024, respectively; 676,877,794 and 676,826,794 shares outstanding as of June 30, 2025 and December 31, 2024, respectively)	7	7
Additional paid-in capital	1,846,655	1,785,664
Accumulated other comprehensive income	65,260	55,165
Accumulated deficit	(3,006,736)	(2,693,698)
Total shareholders' deficit attributable to ordinary shareholders	(1,094,814)	(852,862)
Noncontrolling interests	(7,748)	(7,364)
Total shareholders' deficit	(1,102,562)	(860,226)
Total liabilities and shareholders' deficit	2,252,104	2,285,663
Nonrelated Party
Current assets
Accounts receivable, net	54,193	117,076
Prepayments and other current assets, net	87,044	72,541
Non-current assets
Other non-current assets	70,829	67,009
Current liabilities
Short-term borrowings	633,278	602,949
Accounts payable	84,020	61,752
Contract liabilities	27,666	33,964
Operating lease liabilities	11,493	14,094
Accrued expenses and other current liabilities	322,408	389,791
Put option liabilities		309,115
Non-current liabilities
Contract liabilities	7,570	8,683
Operating lease liabilities	64,794	68,331
Put option liabilities	363,521
Convertible notes	63,855	74,246
Other non-current liabilities	115,789	114,770
Related party
Current assets
Accounts receivable, net	110,143	107,816
Prepayments and other current assets, net	149,010	74,558
Non-current assets
Investment securities	2,158	2,221
Loan receivable from a related party	302,632	269,539
Other non-current assets	878	1,113
Current liabilities
Short-term borrowings	390,406	199,570
Accounts payable	358,891	410,433
Accrued expenses and other current liabilities	234,207	214,760
Convertible notes	123,544	113,910
Non-current liabilities
Operating lease liabilities	4,025	10,729
Convertible notes	75,502
Other non-current liabilities	$ 1,537	$ 1,471